John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 96.3%		$565,772,335
(Cost $516,556,653)
Consumer discretionary 4.8%		28,098,517

Auto components 1.9%
Cooper Tire & Rubber Company	165,140	4,554,561
Gentherm, Inc. (A)	174,220	6,512,344
Hotels, restaurants and leisure 0.4%
Aramark	73,000	2,539,670
Household durables 2.1%
Helen of Troy, Ltd. (A)	34,350	4,589,504
TRI Pointe Group, Inc. (A)	622,490	7,656,627
Specialty retail 0.4%
The Cato Corp., Class A	181,260	2,245,811
Consumer staples 4.5%		26,206,787

Beverages 1.7%
C&C Group PLC	2,473,103	10,062,395
Food products 1.6%
Cranswick PLC	228,094	7,752,267
Post Holdings, Inc. (A)	16,443	1,728,159
Household products 1.2%
Spectrum Brands Holdings, Inc.	126,523	6,663,966
Energy 4.8%		28,291,224

Energy equipment and services 1.8%
Era Group, Inc. (A)	247,905	1,822,102
SEACOR Holdings, Inc. (A)	144,858	6,027,541
SEACOR Marine Holdings, Inc. (A)	212,568	2,927,061
Oil, gas and consumable fuels 3.0%
Dorian LPG, Ltd. (A)	480,763	3,394,187
Kosmos Energy, Ltd.	828,170	5,101,527
Magnolia Oil & Gas Corp. (A)	324,170	3,575,595
Scorpio Tankers, Inc.	209,113	5,443,211
Financials 19.1%		112,419,243

Banks 12.4%
1st Source Corp.	127,980	5,600,405
Atlantic Union Bankshares Corp.	237,950	7,685,785
Banc of California, Inc.	592,878	7,843,776
Fifth Third Bancorp	33,783	895,250
First Busey Corp.	243,340	6,012,931
First Midwest Bancorp, Inc.	559,910	10,912,646
Flushing Financial Corp.	276,648	5,817,907
Great Western Bancorp, Inc.	298,000	9,258,860
Hancock Whitney Corp.	58,297	2,214,120
International Bancshares Corp.	276,850	10,093,951
Synovus Financial Corp.	164,234	5,248,919
Webster Financial Corp.	36,566	1,619,142
Capital markets 1.1%
Ares Capital Corp.	68,660	1,205,670
Solar Capital, Ltd.	257,979	5,288,570
Insurance 3.8%
Alleghany Corp. (A)	5,170	3,429,261

2 JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	35,785	$1,462,533
Kemper Corp.	99,441	8,252,609
Reinsurance Group of America, Inc.	13,410	1,985,485
White Mountains Insurance Group, Ltd.	7,205	7,058,018
Thrifts and mortgage finance 1.8%
Northwest Bancshares, Inc.	628,110	10,533,405
Health care 3.5%		20,663,436

Health care equipment and supplies 0.7%
Natus Medical, Inc. (A)	114,309	2,846,294
STERIS PLC	8,530	1,140,290
Health care providers and services 1.2%
AMN Healthcare Services, Inc. (A)	95,286	4,615,654
CorVel Corp. (A)	35,800	2,648,484
Health care technology 1.6%
Allscripts Healthcare Solutions, Inc. (A)	967,391	9,412,714
Industrials 31.6%		185,640,402

Aerospace and defense 1.1%
Astronics Corp. (A)	153,935	6,260,536
Air freight and logistics 1.4%
Forward Air Corp.	146,090	8,156,205
Building products 2.8%
American Woodmark Corp. (A)	124,080	8,994,559
Tyman PLC	2,564,747	7,686,553
Commercial services and supplies 4.8%
ACCO Brands Corp.	901,210	6,623,894
BrightView Holdings, Inc. (A)	169,176	2,826,931
Clean Harbors, Inc. (A)	26,940	1,727,393
Matthews International Corp., Class A	151,010	5,138,870
SP Plus Corp. (A)	170,818	5,300,483
Steelcase, Inc., Class A	422,340	6,774,334
Construction and engineering 1.8%
Primoris Services Corp.	184,420	3,363,821
Valmont Industries, Inc.	62,900	7,114,619
Electrical equipment 1.5%
Thermon Group Holdings, Inc. (A)	411,488	9,044,506
Machinery 9.9%
Albany International Corp., Class A	80,760	5,658,853
ESCO Technologies, Inc.	191,497	13,383,725
Luxfer Holdings PLC	398,788	9,558,948
Mueller Industries, Inc.	492,540	13,273,953
SPX FLOW, Inc. (A)	13,900	496,230
TriMas Corp. (A)	549,107	15,731,916
Professional services 6.5%
Forrester Research, Inc.	178,489	8,126,604
FTI Consulting, Inc. (A)	36,560	3,068,115
Huron Consulting Group, Inc. (A)	205,200	10,101,996
ICF International, Inc.	89,970	6,557,913
Mistras Group, Inc. (A)	215,677	2,980,656
Navigant Consulting, Inc.	321,840	7,080,480

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND 3

	Shares	Value
Industrials (continued)
Road and rail 0.5%
Saia, Inc. (A)	50,410	$2,974,190
Trading companies and distributors 1.3%
GATX Corp.	109,340	7,634,119
Information technology 7.2%		42,523,289

Electronic equipment, instruments and components 4.5%
Belden, Inc.	245,530	12,571,136
Coherent, Inc. (A)	31,860	3,505,556
CTS Corp.	251,150	6,645,429
Keysight Technologies, Inc. (A)	13,060	981,198
ScanSource, Inc. (A)	87,280	2,549,449
IT services 2.3%
WNS Holdings, Ltd., ADR (A)	245,965	13,611,703
Semiconductors and semiconductor equipment 0.4%
Rudolph Technologies, Inc. (A)	115,250	2,658,818
Materials 6.2%		36,504,405

Chemicals 4.5%
Orion Engineered Carbons SA	538,700	9,470,346
Sensient Technologies Corp.	155,400	10,520,580
Stepan Company	76,650	6,504,519
Containers and packaging 0.4%
Sealed Air Corp.	51,900	2,174,610
Paper and forest products 1.3%
Neenah, Inc.	137,060	7,834,350
Real estate 12.3%		72,093,604

Equity real estate investment trusts 12.3%
Alexander & Baldwin, Inc. (A)	452,120	10,430,408
Brandywine Realty Trust	545,100	8,236,461
Corporate Office Properties Trust	367,990	10,244,842
DiamondRock Hospitality Company	558,552	5,535,250
Physicians Realty Trust	657,820	12,044,684
PotlatchDeltic Corp.	271,718	9,143,311
RPT Realty	841,830	10,245,071
Summit Hotel Properties, Inc.	543,620	6,213,577
Utilities 2.3%		13,331,428

Gas utilities 2.3%
New Jersey Resources Corp.	104,280	4,948,086
Spire, Inc.	69,382	5,780,908
UGI Corp.	50,425	2,602,434

	Par value^	Value
Short-term investments 3.5%		$20,800,000
(Cost $20,800,000)
Repurchase agreement 3.5%		20,800,000

Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-19 at 2.490% to be repurchased at $16,603,445 on 6-3-19, collateralized by $14,000,000 Federal Farm Credit Bank, 2.495% due 12-28-20 (valued at $14,011,591, including interest), $930,000 Federal Home Loan Mortgage Corp., 1.375% due 5-1-20 (valued at $922,880, including interest), and $2,485,000 Federal National Mortgage Association IO Strip, 0.000% due 7-15-27 (valued at $1,998,392, including interest)	16,600,000	16,600,000

4 JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Repurchase agreement (continued)
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 5-31-19 at 2.480% to be repurchased at $4,200,868 on 6-3-19, collateralized by $4,153,900 U.S. Treasury Notes, 1.625% - 2.750% due 4-30-23 to 5-15-26 (valued at $4,284,088, including interest)	4,200,000	$4,200,000
Total investments (Cost $537,356,653) 99.8%		$586,572,335
Other assets and liabilities, net 0.2%		1,047,766
Total net assets 100.0%		$587,620,101

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Non-income producing security.

The fund had the following country composition as a percentage of net assets on 5-31-19:

United States	88.9%
United Kingdom	4.3%
India	2.3%
Ireland	1.7%
Luxembourg	1.6%
Other countries	1.2%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND 5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$28,098,517	$28,098,517	—	—
Consumer staples	26,206,787	8,392,125	$17,814,662	—
Energy	28,291,224	28,291,224	—	—
Financials	112,419,243	112,419,243	—	—
Health care	20,663,436	20,663,436	—	—
Industrials	185,640,402	177,953,849	7,686,553	—
Information technology	42,523,289	42,523,289	—	—
Materials	36,504,405	36,504,405	—	—
Real estate	72,093,604	72,093,604	—	—
Utilities	13,331,428	13,331,428	—	—
Short-term investments	20,800,000	—	20,800,000	—

Total investments in securities	$586,572,335	$540,271,120	$46,301,215	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

6

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions			Change in
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,717,565	4,961,632	(6,679,197)	—	—	—	$4,287	($4,714)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

439Q3 05/19
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.	7/19